OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
OTHER CURRENT ASSETS
Prepaid expense		$ 39,083
Other receivables	$ 192,387	247,481
Input VAT	702,073
Total other current assets	$ 894,460	$ 286,564